Acquisitions (Details) - USD ($) $ in Millions	Jul. 22, 2020	Mar. 31, 2021	Dec. 31, 2020
Acquisitions
Goodwill		$ 1,639.0	$ 1,641.7
Motion Tech Automation, LLC
Acquisitions
Percentage of ownership interest acquired	100.00%
Consideration paid	$ 33.3
Cash acquired	0.3
Goodwill	16.4
Goodwill deductible for tax purposes	16.4
Motion Tech Automation, LLC | Technologies
Acquisitions
Finite-lived intangible assets acquired	$ 2.3
Useful life of finite lived intangible assets	9 years
Motion Tech Automation, LLC | Customer relationships
Acquisitions
Finite-lived intangible assets acquired	$ 1.0
Useful life of finite lived intangible assets	9 years
Motion Tech Automation, LLC | Trade names
Acquisitions
Finite-lived intangible assets acquired	$ 1.0
Useful life of finite lived intangible assets	5 years
Carlisle Interconnect Technologies
Acquisitions
Goodwill		835.2	835.6
Carlisle Interconnect Technologies | Motion Tech Automation, LLC
Acquisitions
Goodwill	$ 2.8
Finite-lived intangible assets acquired	4.3
Inventory	4.9
Accounts receivable	2.7
Accounts payable	1.3
Maximum indemnification	1.6
Indemnification asset	1.5
Carlisle Construction Materials
Acquisitions
Goodwill		611.5	613.0
Carlisle Construction Materials | Motion Tech Automation, LLC
Acquisitions
Goodwill	11.0
Carlisle Fluid Technologies
Acquisitions
Goodwill		$ 192.3	$ 193.1
Carlisle Fluid Technologies | Motion Tech Automation, LLC
Acquisitions
Goodwill	$ 2.6